Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
At beginning of period	¥ 11,773,446		¥ 11,887,283
Gains (losses) arising during the period, before tax			582,435
Gains (losses) arising during the period, before tax	(88,950)	¥ (40,329)	73,662
Income tax (expense) benefit for changes arising during the period	181,202	61,453	(22,492)
Reclassification adjustments for (gains) losses included in net profit, before tax			(275,038)
Gains (losses) arising during the period, before tax	(78,742)	22,517	(75,409)
Share of other comprehensive income (loss) of associates and joint ventures	(7,859)	(4,410)	7,827
Share of other comprehensive income (loss) of associates and joint ventures	(3,746)	3,711	58
At end of period	10,934,878	11,773,446
Remeasurements of defined benefit plans [member]
At beginning of period	72,425	76,102	22,774
Gains (losses) arising during the period, before tax	(88,950)	(40,329)	73,662
Income tax (expense) benefit for changes arising during the period	27,028	12,407	(22,492)
Amount attributable to non-controlling interests	(29)	53	45
Share of other comprehensive income (loss) of associates and joint ventures	(333)	760	58
Transfer from other reserves to retained earnings	(12,694)	23,432	2,055
At end of period	(2,553)	72,425	76,102
Exchange differences on translating foreign operations [member]
At beginning of period	113,334	125,987	181,374
Gains (losses) arising during the period, before tax	(78,742)	22,517	(75,409)
Income tax (expense) benefit for changes arising during the period	2,288	343	3,152
Reclassification adjustments for (gains) losses included in net profit, before tax	204	(37,247)	49
Income tax (expense) benefit for reclassification adjustments	(62)	131	(15)
Amount attributable to non-controlling interests	2,741	4,430	9,014
Share of other comprehensive income (loss) of associates and joint ventures	(11,503)	(2,827)	7,822
At end of period	28,260	113,334	125,987
Available-for-sale financial assets [member]
At beginning of period		2,122,260	1,929,894
Gains (losses) arising during the period, before tax			582,435
Income tax (expense) benefit for changes arising during the period			(184,128)
Reclassification adjustments for (gains) losses included in net profit, before tax			(275,038)
Income tax benefit for reclassification adjustments			84,745
Amount attributable to non-controlling interests			(15,653)
Share of other comprehensive income (loss) of associates and joint ventures			5
At end of period			2,122,260
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	1,730,607	1,718,937
Gains (losses) arising during the period, before tax	(178,166)	21,936
Income tax (expense) benefit for changes arising during the period	54,206	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(96,624)	(6,071)
Income tax benefit for reclassification adjustments	29,590	1,844
Amount attributable to non-controlling interests	(2)	53,769
Share of other comprehensive income (loss) of associates and joint ventures	231	1,368
Transfer from other reserves to retained earnings	(39,829)	(64,158)
At end of period	¥ 1,500,013	¥ 1,730,607	¥ 1,718,937